Pensions - Pension Benefits Contribuitions Expected to be Paid by the Company (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Pensions [Abstract]
December 31, 2013	$ 93
December 31, 2014	135
December 31, 2015	135
December 31, 2016	220
December 31, 2017	181
December 31, 2018 - 2021	2,190
Total pension payments	$ 2,954